Principal Accounting Policies adoption of ASC 606 on our consolidated statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (771,316)	$ (118,550)	¥ (2,422,332)	¥ (1,466,287)
Changes in operating assets and liabilities:
Accounts receivable	(64,286)	(9,881)	(92,147)	(74,475)
Accounts payable	(167,262)	(25,708)	133,809	370,438
Advances from customers	¥ (595,876)	$ (91,584)	668,567	486,301
Scenario, Previously Reported [Member]
Cash flows from operating activities:
Net loss			(2,442,595)	(1,462,385)
Changes in operating assets and liabilities:
Accounts receivable			(76,810)
Accounts payable			78,768	320,502
Advances from customers			728,534	532,335
Restatement Adjustment [Member]
Cash flows from operating activities:
Net loss			20,263	(3,902)
Changes in operating assets and liabilities:
Accounts receivable			(15,337)
Accounts payable			55,041	49,936
Advances from customers			¥ (59,967)	¥ (46,034)